UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  535 Madison Avenue, 6th Floor
          New York, New York 10022


13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer           New York, New York           February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:   $357,058
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number             Name

1.         28-10735                        ZLP Master Utility Fund, Ltd.

2.         28-10775                        ZLP Master Opportunity Fund, Ltd.

3.         28-11923                        ZLP Fund, LP

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6     COL 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL  DISCRETION    MNGRS  SOLE   SHARED  NONE
--------------                 --------------    -----      -------   -------   --- ----  ----------    -----  ----   ------  ----
ALLEGHENY ENERGY INC           COM              017361106   16,219       479,000 SH         SHARED       1,2           479,000
ALLIANT ENERGY CORP            COM              018802108   13,058       447,500 SH         SHARED       1,2           447,500
ATLAS ENERGY RESOURCES LLC     COM              049303100      639        50,000 SH         SHARED        3             50,000
ATMOS ENERGY CORP              COM              049560105   10,601       447,300 SH         SHARED       1,2           447,300
BUCKEYE GP HOLDINGS LP         COM UNITS LP     118167105    9,865       770,714 SH         SHARED        3            770,714
CENTERPOINT ENERGY INC         COM              15189T107      694        55,000 SH         SHARED       1,2            55,000
CMS ENERGY CORP                COM              125896100    9,043       894,500 SH         SHARED       1,2           894,500
CONSTELLATION ENERGY GROUP I   COM              210371100      502        20,000 SH         SHARED       1,2            20,000
COPANO ENERGY L L C            COM UNITS        217202100    2,874       246,238 SH         SHARED        3            246,238
DCP MIDSTREAM PARTNERS LP      COM UT LTD PTN   23311P100      180        19,200 SH         SHARED        3             19,200
DUKE ENERGY CORP NEW           COM              26441C105   12,643       842,300 SH         SHARED       1,2           842,300
EASTERN AMERN NAT GAS TR       SPERS RCT UNIT   276217106    5,834       231,069 SH         SHARED        3            231,069
EL PASO ELEC CO                COM NEW          283677854    1,375        76,000 SH         SHARED       1,2            76,000
ENERGY RECOVERY INC            COM              29270J100       76        10,000 SH         SHARED        2             10,000
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100   10,366       639,500 SH         SHARED        3            639,500
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109   10,098       296,900 SH         SHARED        3            296,900
ENTERGY CORP NEW               COM              29364G103    2,078        25,000 SH         SHARED       1,2            25,000
HUGOTON RTY TR TEX             UNIT BEN INT     444717102    1,178        73,400 SH         SHARED        3             73,400
INERGY HLDGS L P               COM              45661Q107      931        42,976 SH         SHARED        3             42,976
INERGY L P                     UNIT LTD PTNR    456615103    2,342       137,438 SH         SHARED        3            137,438
INTEGRYS ENERGY GROUP INC      COM              45822P105    1,397        32,500 SH         SHARED       1,2            32,500
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100   19,478       487,197 SH         SHARED       2,3           487,197
LINN ENERGY LLC                UNIT LTD LIAB    536020100    1,966       131,300 SH         SHARED        3            131,300
MV OIL TR                      TR UNITS         553859109    4,499       573,100 SH         SHARED        3            573,100
NORTHEAST UTILS                COM              664397106   21,565       896,300 SH         SHARED       1,2           896,300
NORTHWESTERN CORP              COM NEW          668074305   58,240     2,481,455 SH         SHARED       1,2         2,481,455
NV ENERGY INC                  COM              67073Y106   21,462     2,170,072 SH         SHARED       1,2         2,170,072
ONEOK INC NEW                  COM              682680103    2,330        80,000 SH         SHARED       1,2            80,000
ORMAT TECHNOLOGIES INC         COM              686688102      303         9,500 SH         SHARED        2              9,500
PEPCO HOLDINGS INC             COM              713291102   14,228       801,100 SH         SHARED       1,2           801,100
PICO HLDGS INC                 COM NEW          693366205    1,927        72,500 SH         SHARED        2             72,500
PINNACLE WEST CAP CORP         COM              723484101    3,052        95,000 SH         SHARED       1,2            95,000
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105   16,886       486,771 SH         SHARED        3            486,771
PUBLIC SVC ENTERPRISE GROUP    COM              744573106   12,978       444,900 SH         SHARED       1,2           444,900
REGENCY ENERGY PARTNERS L P    COM UNITS L P    75885Y107      837       103,966 SH         SHARED        3            103,966
SOUTHERN UN CO NEW             COM              844030106    7,231       554,500 SH         SHARED       1,2           554,500
SUBURBAN PROPANE PARTNERS L    UNIT LTD PARTN   864482104    3,571       100,746 SH         SHARED        3            100,746
SULPHCO INC                    COM              865378103    2,084     2,217,203 SH         SHARED        2          2,217,203
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108    4,574       101,323 SH         SHARED        3            101,323
TEPPCO PARTNERS L P            UT LTD PARTNER   872384102    2,515       128,500 SH         SHARED        3            128,500
UNISOURCE ENERGY CORP          COM              909205106   22,500       766,342 SH         SHARED       1,2           766,342
UNITED STATES NATL GAS FUND    UNIT             912318102      811        35,000 SH         SHARED       2,3            35,000
WESTAR ENERGY INC              COM              95709T100   17,257       841,400 SH         SHARED       1,2           841,400
WESTERN GAS PARTNERS LP        COM UNIT LP IN   958254104      451        35,161 SH         SHARED        3             35,161
WHITING USA TR I               TR UNIT          966389108    2,564       235,658 SH         SHARED        3            235,658
WILLIAMS PARTNERS L P          COM UNIT L P     96950F104    1,758       147,200 SH         SHARED        3            147,200

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